Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

4.  Stock-Based Compensation Plans

We have three stock incentive plans under which 6.8 million shares can be issued to key employees and directors through a grant of stock options, stock awards and/or performance stock units (“PSUs”).  The Compensation/Incentive Committee (“CIC”) of the Board of Directors administers these plans.

     We grant stock options, stock awards and PSUs to our officers, other key employees and directors to better align their long-term interests with those of our shareholders.  We grant stock options at an exercise price equal to the market price of our stock on the date of grant.  Options vest evenly annually over a three-year period.  Those granted in 2015 have a contractual life of 5 years; those granted prior to 2015 have a contractual life of 10 years.  Restricted stock awards granted in 2015 vest ratably annually over a three year period; previous restricted stock awards generally cliff vest over a three- or four-year period.  Unrestricted stock awards generally are granted to our non-employee directors annually at the time of our annual meeting.  PSUs are contingent upon achievement of multi-year earnings targets or market targets.  Upon achievement of targets, PSUs are converted to unrestricted shares of Capital stock.

    We recognize the cost of stock options, stock awards and PSUs on a straight-line basis over the service life of the award, generally the vesting period.  We include the cost of all stock-based compensation in selling, general and administrative expense.

In May 2015, the CIC granted 4,437 unrestricted shares of Capital stock to the Company’s outside directors.

PERFORMANCE AWARDS

In November 2013, February 2014 and February 2015, the CIC granted PSUs contingent upon the achievement of certain total stockholder return (“TSR”) targets as compared to the TSR of a group of peer companies for the three-year measurement period, at which date the awards may vest.  We utilize a Monte Carlo simulation approach in a risk-neutral framework with inputs including historical volatility and the risk-free rate of interest to value these TSR awards.  We amortize the total estimated cost over the service period of the award.

In November 2013, February 2014, and February 2015, the CIC granted PSUs contingent on the achievement of certain earnings per share (“EPS”) targets over the three-year measurement period.  At the end of each reporting period, we estimate the number of shares we believe will ultimately vest and record that expense over the service period of the award.

Comparative data for the PSUs include:

	2015 Awards	2014 Awards	2013 Awards
TSR Awards
Shares granted	10,761	10,340	16,149
Per-share fair value	$ 142.55	$ 112.60	$ 139.51
Volatility	25.2%	30.8%	21.2%
Risk-free interest rate	0.93%	0.33%	0.25%

EPS Awards
Shares granted	10,761	14,061	16,149
Per-share fair value	$ 113.14	$ 82.80	$ 139.51

Common Assumptions
Service period (years)	2.9	2.9	2.2
Three-year measurement period ends December 31,	2017	2016	2015

The following table summarizes total stock option, stock award and PSU activity during 2015:

	Stock Options				Stock Awards		Performance Units (PSUs)
		Weighted Average		Aggregate		Weighted	Number of		Weighted
			Remaining	Intrinsic		Average	Nonvested		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date	Target		Grant-Date
	Options	Price	Life (Years)	(thousands)	Awards	Price	Units		Price
Outstanding at January 1, 2014	1,768,174	$73.14			140,510	$67.71	56,699		$81.91
Granted	422,750	157.36			36,987	121.75	21,522		127.85
Exercised/Vested	(611,786)	62.03			(80,011)	68.36	-		-
Canceled/ Forfeited	(15,263)	89.64			(754)	79.50	(1,845)		98.56
Outstanding at December 31, 2015	1,563,875	100.09	6.3	$82,056	96,732	87.75	76,376		94.45

Vested and expected to vest
at December 31, 2015	1,563,875	100.09	6.3	82,056	96,732	87.75	127,061	*	97.68
Exercisable at December 31, 2015	768,261	70.41	6.1	61,756	n.a.	n.a.	n.a.		n.a.

* Amount includes 46,610 share units which vested and were converted to Capital Stock and distributed in the first quarter of 2016. The shares that vested in 2016 had a weighted average grant-date fair value of $71.69 per share and an estimated fair value of $139.51.

We estimate the fair value of stock options using the Black-Scholes valuation model.  We determine expected term, volatility, dividend yield and forfeiture rate based on our historical experience.  We believe that historical experience is the best indicator of these factors.

Comparative data for stock options, stock awards and PSUs include (in thousands, except per-share amounts):

	Years Ended December 31,
	2015	2014	2013
Total compensation cost of stock-based compensation
plans charged against income	$14,737	$10,323	$10,868
Total income tax benefit recognized in income for stock
based compensation plans	5,416	3,794	3,994
Total intrinsic value of stock options exercised	45,600	26,344	16,922
Total intrinsic value of stock awards vested during the period	12,065	4,564	4,298
Per-share weighted averaged grant-date fair value of
stock awards granted	121.75	88.48	77.13

The assumptions we used to value stock option grants are as follows:

	2015	2014	2013

Stock price on date of issuance	$157.36	$106.59	$70.30
Grant date fair value per share	$29.46	$21.58	$14.79
Number of options granted	422,750	410,800	392,274
Expected term (years)	4.0	4.8	4.9
Risk free rate of return	1.57%	1.59%	1.39%
Volatility	22.20%	22.60%	24.90%
Dividend yield	0.6%	0.8%	1.1%
Forfeiture rate	-	-	-

Other data for stock options, stock awards and PSUs for 2015 include (dollar amounts in thousands):

	Stock	Stock
	Options	Awards	PSUs
Total unrecognized compensation related to nonvested options, stock awards
and PSUs at the end of year	$18,421	$3,849	$3,515
Weighted average period over which unrecognized compensation cost of
nonvested options, stock awards and PSUs to be recognized (years)	2.4	2.1	1.7
Actual income tax benefit realized from options exercised or stock awards
and PSUs vested	$16,786	$3,667	$2,397
Aggregate intrinsic value of stock options, stock awards and PSUs vested
and expected to vest	$82,056	$14,586	$19,160

EMPLOYEE STOCK PURCHASE PLAN (“ESPP”)

The ESPP allows eligible participants to purchase our shares through payroll deductions at current market value.  We pay administrative and broker fees associated with the ESPP.  Shares purchased for the ESPP are purchased on the open market and credited directly to participants’ accounts.  In accordance with the FASB’s guidance, the ESPP is non-compensatory.